Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes Tables
Net deferred tax assets (liabilities)

	December 31, 2014	December 31, 2013
Gross deferred tax assets:
Net operating loss carry-forwards	$7,761,239	$5,906,889
Stock based expenses	1,133,147	1,052,509
Tax credit carry-forwards	390,560	281,699
Capital loss carry-forwards & unrealized losses on investments	350,547	421,170
Long lived Assets	33,866	-
	9,669,359	7,662,267

Deferred tax asset valuation allowance	(9,669,359)	(7,662,267)
Net deferred tax asset	$-	$-

Reconciliation of federal statutory income tax rate to our effective income tax rate

	December 31, 2014	December 31, 2013
Income taxes benefit (expense) at statutory rate	34.00%	34.00%
State income tax, net of federal benefit	(5.94)%	(5.94)%
Permanent differences
Meals & entertainment	(0. 1%	(0.05)%
Share-based compensation & Warrant adjustments	6.65)%	(4.53%
Change in valuation allowance	(34.61%	(23.48)%
	0%	0%